Prepaid Expenses And Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid Expenses And Other Current Assets
7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31,
	2010	2011
Advances to employees	410	446
VAT rebate receivable	931	839
Prepaid rental and rental deposits	1,236	1,238
Advance to suppliers	835	425
Inventory	197	264
Interest receivable	1,031	861
Other prepaid expenses	775	1,652

Total	5,415	5,725

Advances to employees primarily represent cash advance for their travelling in map data collection.